EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Employee costs	$ 595.5	$ 605.2	$ 582.2
Less employee costs capitalized to property, plant and equipment and intangible assets	(191.7)	(206.6)	(197.0)
Total employee costs	403.8	398.6	385.2
Purchase of goods and services:
Royalties and rights	403.9	397.8	427.2
Cost of retail product	444.6	368.6	335.7
Subcontracting costs	148.8	102.4	99.3
Marketing and distribution expenses	56.0	68.6	62.6
Other	301.0	337.3	352.1
Purchase of goods and services	1,354.3	1,274.7	1,276.9
Total employee costs and purchase of goods and services	$ 1,758.1	$ 1,673.3	$ 1,662.1